Operating Expenses and Commissions (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of operating expenses

For the years ended December 31,	2025	2024
Operating expenses incurred (insurance and non-insurance):
Employee expenses(1)	$6,927	$6,629
Premises and equipment	198	197
Capital asset depreciation	266	262
Service fees	1,311	1,350
Amortization and impairment of intangible assets and goodwill	508	678
Other expenses	3,612	2,944
Total operating expenses incurred (insurance and non-insurance)	12,822	12,060
Commissions incurred:
Insurance	2,597	2,243
Non-insurance	1,070	1,014
Total commissions incurred (insurance and non-insurance)	3,667	3,257
Total operating expenses and commissions incurred (insurance and non-insurance)	16,489	15,317
Less: Amounts directly attributable to the acquisition and fulfillment of insurance contracts	7,462	6,551
Total operating expenses and commissions	$9,027	$8,766

(1)    See table below for further details.

Schedule of employee expenses
Employee expenses consist of the following:

For the years ended December 31,	2025	2024
Salaries, bonus, employee benefits	$6,384	$5,977
Share-based payments (Note 18)	498	610
Other personnel costs	45	42
Total employee expenses	$6,927	$6,629